Retirement Benefits - Summary of Retirement Benefits by Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
(Deficit) surplus	$ (13,131)	$ (8,719)
Non-current assets	2,474	4,717
Non-current liabilities	(15,168)	(13,017)
Current net defined benefit liability	(437)	(419)
Net defined benefit liability	(13,131)	(8,719)
Obligations
Disclosure of net defined benefit liability (asset) [line items]
(Deficit) surplus	(115,792)	(103,545)	$ (91,856)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
(Deficit) surplus	102,678	$ 94,826	$ 85,803
Asset ceilings
Disclosure of net defined benefit liability (asset) [line items]
(Deficit) surplus	$ (17)